Commitment and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of Product Warranty Liability	The following is a summary of changes in the product warranty balances during the period ended June 30, 2022:

(Dollars in millions)
Balance as of December 31, 2021	$19
Additional provision	6
Reversal and utilization	(6)
Balance as of June 30, 2022	19
The following is a summary of changes in the product warranty balances during the years ended December 31, 2020 and 2021:

(Dollars in millions)
Balance at January 1, 2020	$13
Additional provision	16
Reversal and utilization	(12)
Balance at December 31, 2020	17
Additional provision	17
Reversal and utilization	(15)
Balance at December 31, 2021	$19